`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 3, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	226,075

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Auto Parts Com        COM              00751Y106      396     6135 SH       SOLE                                       6135
American Intl Group Com        COM              026874107     5110    87954 SH       SOLE                                      87954
Amgen Inc                      COM              031162100     4309    71274 SH       SOLE                                      71274
Aquila Inc Com                 COM              03840P102       64    17650 SH       SOLE                                      17650
Aura Sys Inc Com               COM              051526101        0    13000 SH       SOLE                                      13000
Automatic Data Process Com     COM              053015103     3803    90619 SH       SOLE                                      90619
Bank Of America Corp New       COM              060505104      644    14122 SH       SOLE                                      14122
Berkshire Hathaway Inc Del Cl  COM              084670108     2004       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    12840     4613 SH       SOLE                                       4613
Capital Crossing Bk Com        COM              140071101      303     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
ChevronTexaco Corp Com         COM              166764100    13272   237340 SH       SOLE                                     237340
Cisco Sys Inc                  COM              17275R102     8249   432317 SH       SOLE                                     432317
Coca-Cola                      COM              191216100     3833    91809 SH       SOLE                                      91809
Comcast Corp New Cl A          COM              20030N101      295     9607 SH       SOLE                                       9607
ConocoPhillips Com             COM              20825C104     5658    98417 SH       SOLE                                      98417
Dell Computer                  COM              24702R101     9227   233844 SH       SOLE                                     233844
Du Pont E I De Nemours Com     COM              263534109      230     5357 SH       SOLE                                       5357
E M C Corp Mass Com            COM              268648102      220    16026 SH       SOLE                                      16026
Eli Lilly & Co.                COM              532457108     1096    19679 SH       SOLE                                      19679
Exxon Mobil Corp Com           COM              30231G102    16989   295612 SH       SOLE                                     295612
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      341     4205 SH       SOLE                                       4205
First Data Corp Com            COM              319963104     2453    61100 SH       SOLE                                      61100
Fulton Finl Corp Pa Com        COM              360271100      183    10151 SH       SOLE                                      10151
Gb Hldgs Inc Com               COM              36150A109       50    10123 SH       SOLE                                      10123
General Electric Co            COM              369604103     8310   239831 SH       SOLE                                     239831
Home Depot                     COM              437076102     7894   202920 SH       SOLE                                     202920
Intel                          COM              458140100    11532   443182 SH       SOLE                                     443182
International Business Machine COM              459200101      323     4350 SH       SOLE                                       4350
Johnson & Johnson              COM              478160104     6007    92422 SH       SOLE                                      92422
Juniper Networks Inc Com       COM              48203R104      252    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101     3552    42690 SH       SOLE                                      42690
Lowes Cos Inc Com              COM              548661107     1087    18678 SH       SOLE                                      18678
Lucent Technologies Com        COM              549463107       40    13890 SH       SOLE                                      13890
MBNA  Corp Com                 COM              55262L100     5904   225669 SH       SOLE                                     225669
Mcdonalds                      COM              580135101     1811    65268 SH       SOLE                                      65268
Medco Health Solutions Com     COM              58405U102      611    11452 SH       SOLE                                      11452
Medtronic                      COM              585055106     1475    28485 SH       SOLE                                      28485
Microsoft                      COM              594918104     6426   258707 SH       SOLE                                     258707
Nasdaq 100 Tr Unit Ser 1       COM              631100104      513    13945 SH       SOLE                                      13945
Nokia Corp Sponsored Adr       COM              654902204     2961   177921 SH       SOLE                                     177921
Nortel Networks Corp New       COM              656568102      130    49848 SH       SOLE                                      49848
Oracle Corp Com                COM              68389X105     7080   536351 SH       SOLE                                     536351
Pfizer                         COM              717081103     8031   291197 SH       SOLE                                     291197
Proctor & Gamble               COM              742718109     3189    60456 SH       SOLE                                      60456
Provident Energy Tr Tr Unit    COM              74386K104     1673   159529 SH       SOLE                                     159529
SBC Communications Inc         COM              78387G103     1015    42732 SH       SOLE                                      42732
SLM Corp                       COM              78442P106     9735   191641 SH       SOLE                                     191641
Select Sector Spdr Tr Sbi Heal COM              81369Y209     9809   316125 SH       SOLE                                     316125
Student Loan Corp              COM              863902102     9799    44583 SH       SOLE                                      44583
Teco Energy Inc.               COM              872375100     1165    61611 SH       SOLE                                      61611
United Healthcare Corp Com     COM              91324P102     6098   116961 SH       SOLE                                     116961
Unitrin Inc Com                COM              913275103      545    11100 SH       SOLE                                      11100
Verizon Communications Com     COM              92343V104     1487    43039 SH       SOLE                                      43039
Wal-Mart Stores Inc            COM              931142103      426     8833 SH       SOLE                                       8833
Walgreens, Inc.                COM              931422109     2191    47630 SH       SOLE                                      47630
Walt Disney Co                 COM              254687106      810    32167 SH       SOLE                                      32167
iShares Tr Russell 1000 Growth COM              464287614      245     5100 SH       SOLE                                       5100
iShares Tr Russell 2000        COM              464287655      635     9972 SH       SOLE                                       9972
iShares Tr S&P Gbl Energy      COM              464287341     5409    62510 SH       SOLE                                      62510
iShares Tr S&P Midcap Value    COM              464287705     4536    67940 SH       SOLE                                      67940
iShares Tr S&P Smlcp Grow      COM              464287887      754     6913 SH       SOLE                                       6913
iShares Tr S&P Smlcp Value     COM              464287879      786    12761 SH       SOLE                                      12761
La Quinta Corp Paired Ctf                       50419U202      260    27866 SH       SOLE                                      27866